Document and Entity Information	Jun. 16, 2021
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	GLOBAL INDEMNITY GROUP, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34809
Entity Tax Identification Number	85-2619578
Entity Address, Address Line One	Three Bala Plaza East
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	610
Local Phone Number	664-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001494904
Class A Common Shares, no par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Shares, no par value
Trading Symbol	GBLI
Security Exchange Name	NASDAQ
7.875% Subordinated Notes due 2047 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.875% Subordinated Notes due 2047
Trading Symbol	GBLIL
Security Exchange Name	NASDAQ